UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON WESTERN ASSET

VARIABLE ADJUSTABLE RATE INCOME

PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 30.1%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.7%
Honda Motor Co., Ltd., Notes	0.531%	8/28/12	$150,000	$149,940	(a)(b)(c)

Hotels, Restaurants & Leisure - 0.1%
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	5,000	5,706
Station Casinos Inc., Senior Notes	6.000%	4/1/12	50,000	5	(d)(e)

Total Hotels, Restaurants & Leisure				5,711

Media - 0.1%
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	21,225
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	5,000	5,425	(b)

Total Media				26,650

Multiline Retail - 0.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	5,372	5,641	(f)

TOTAL CONSUMER DISCRETIONARY				187,942

CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Coca-Cola Co., Senior Notes	0.363%	5/15/12	60,000	60,433	(a)
PepsiCo Inc., Senior Notes	0.333%	7/15/11	60,000	60,020	(a)

Total Beverages				120,453

Food Products - 0.3%
Archer-Daniels-Midland Co., Senior Notes	0.472%	8/13/12	60,000	60,106	(a)

TOTAL CONSUMER STAPLES				180,559

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,000	5,300

Oil, Gas & Consumable Fuels - 1.2%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	5,000	5,025
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	10,000	11,225
Enterprise Products Operating LLP, Subordinated
Notes	7.034%	1/15/68	10,000	10,389	(a)
Pemex Project Funding Master Trust, Senior Notes	0.910%	12/3/12	210,000	210,735	(a)(b)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	10,000	11,150	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,000	10,382

Total Oil, Gas & Consumable Fuels				258,906

TOTAL ENERGY				264,206

FINANCIALS - 22.8%
Capital Markets - 4.2%
Credit Suisse AG, Senior Notes	1.241%	1/14/14	250,000	253,290	(a)
Goldman Sachs Group Inc., Bonds	0.562%	11/9/11	225,000	225,482	(a)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	200,000	57,000	(b)(d)(e)
Merrill Lynch & Co. Inc., Senior Notes	0.540%	6/5/12	220,000	219,136	(a)
Morgan Stanley, Senior Notes	2.812%	5/14/13	120,000	124,306	(a)

Total Capital Markets				879,214

Commercial Banks - 7.9%
Australia & New Zealand Banking Group Ltd.,
Notes	0.503%	7/7/12	200,000	199,951	(a)(b)
Bank of Nova Scotia, Senior Notes	0.560%	3/5/12	170,000	170,259	(a)
Citibank N.A., Senior Notes	0.313%	11/15/12	225,000	225,333	(a)
Glitnir Banki HF, Senior Notes	3.255%	1/18/12	200,000	62,000	(a)(b)(d)(e)
ING Bank NV, Senior Notes	2.625%	2/9/12	200,000	203,412	(b)
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	200,000	17,000	(a)(b)(e)(g)
PNC Financial Services Group Inc., Notes	0.503%	4/1/12	225,000	225,689	(a)
Wells Fargo & Co., Senior Notes	0.393%	1/24/12	200,000	200,141	(a)
Westpac Banking Corp.	0.443%	4/19/11	250,000	250,021	(a)(b)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	100,000	103,454	(b)

Total Commercial Banks				1,657,260

Consumer Finance - 2.3%
Ally Financial Inc., Notes	2.200%	12/19/12	180,000	184,488

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 2.3% (continued)
Ally Financial Inc., Senior Notes	7.500%	12/31/13	$70,000	$76,038
Caterpillar Financial Services Corp., Senior Notes	1.059%	6/24/11	220,000	220,414	(a)

Total Consumer Finance				480,940

Diversified Financial Services - 6.9%
Citigroup Funding Inc., Notes	0.607%	3/30/12	265,000	265,852	(a)
Citigroup Inc.	2.125%	4/30/12	200,000	203,837
Citigroup Inc., Notes	0.231%	5/5/11	250,000	250,028	(a)
Citigroup Inc., Senior Notes	6.000%	12/13/13	60,000	65,280
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	210,000	215,052
JPMorgan Chase & Co., Senior Notes	0.434%	12/21/11	460,000	460,439	(a)

Total Diversified Financial Services				1,460,488

Insurance - 1.5%
Berkshire Hathaway Finance Corp., Senior Notes	0.428%	1/13/12	90,000	90,072	(a)
Berkshire Hathaway Inc., Senior Notes	0.492%	2/10/12	50,000	50,090	(a)
MetLife Inc., Senior Notes	1.561%	8/6/13	170,000	171,939	(a)

Total Insurance				312,101

TOTAL FINANCIALS				4,790,003

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
HCA Inc., Senior Secured Notes	9.625%	11/15/16	97,000	104,760	(f)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	30,000	34,350

TOTAL HEALTH CARE				139,110

INDUSTRIALS - 0.1%
Airlines - 0.1%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	10,000	10,625	(b)

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
International Business Machines Corp., Senior
Notes	0.340%	6/15/12	120,000	120,085	(a)

MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold Inc., Senior
Notes	8.375%	4/1/17	30,000	33,114
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	2,000	2,432

Total Metals & Mining				35,546

Paper & Forest Products - 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	5,000	4,875

TOTAL MATERIALS				40,421

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	15,000	16,069
Qwest Corp., Senior Notes	3.560%	6/15/13	20,000	20,950	(a)

Total Diversified Telecommunication Services				37,019

Wireless Telecommunication Services - 1.9%
Cellco Partnership/Verizon Wireless Capital LLC,
Senior Notes	2.914%	5/20/11	200,000	200,662	(a)
Cricket Communications Inc., Senior Secured
Notes	7.750%	5/15/16	5,000	5,337
Vodafone Group PLC, Notes	0.591%	2/27/12	200,000	200,296	(a)

Total Wireless Telecommunication Services				406,295

TOTAL TELECOMMUNICATION SERVICES				443,314

UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.7%
AES Corp., Senior Notes	7.750%	10/15/15	40,000	43,400
Edison Mission Energy, Senior Notes	7.625%	5/15/27	20,000	15,000
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	30,656	25,521	(f)
Energy Future Intermediate Holding Co. LLC/EFIH
Finance Inc., Senior Secured Notes	10.000%	12/1/20	66,000	70,268

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power Producers & Energy Traders - 0.7%(continued)
TOTAL UTILITIES				154,189

TOTAL CORPORATE BONDS & NOTES (Cost - $6,812,069)				6,330,454

ASSET-BACKED SECURITIES - 16.9%
Argent Securities Inc., 2004-W10 A2	0.640%	10/25/34	$51,176	$47,932	(a)
Asset-Backed Securities Corp., Home Equity Loan
Trust, 2001-HE3 A1	0.795%	11/15/31	53,361	47,209	(a)
Bear Stearns Asset-Backed Securities I Trust,
2004-BO1 2A2	0.650%	9/25/34	477,938	454,649	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-1
A1	1.250%	11/25/42	92,611	82,593	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-
SD1 A	0.700%	12/25/33	116,467	105,819	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-
SD3 A	0.730%	10/25/33	29,613	27,105	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.470%	12/25/36	52,951	47,592	(a)(b)
Business Loan Express, 2002-AA A	0.900%	6/25/28	82,701	49,567	(a)(b)
Business Loan Express, 2003-2A A	1.050%	1/25/32	19,901	14,536	(a)(b)
Business Loan Express, 2003-AA A	1.205%	5/15/29	28,761	20,262	(a)(b)
Carrington Mortgage Loan Trust, 2005-NC5 A2	0.570%	10/25/35	71,545	67,511	(a)
CDC Mortgage Capital Trust, 2002-HE1 A	0.870%	1/25/33	57,659	43,885	(a)
Chase Issuance Trust, 2006-A5 A	0.275%	11/15/13	200,000	199,896	(a)
Countrywide Asset-Backed Certificates, 2004-6
2A4	0.700%	11/25/34	145,754	136,142	(a)
Countrywide Asset-Backed Certificates, 2006-SD2
1A1	0.600%	5/25/46	88,794	68,900	(a)(b)(c)
Countrywide Asset-Backed Certificates, 2006-SD3
A1	0.580%	7/25/36	136,003	83,664	(a)(b)
EMC Mortgage Loan Trust, 2004-C A1	0.800%	3/25/31	56,794	44,842	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.550%	5/25/36	109,819	92,715	(a)(b)
Lehman XS Trust, 2006-16N A4B	0.490%	11/25/46	223,635	47,045	(a)
Merrill Lynch Mortgage Investors Trust, 2006-SD1
A	0.530%	1/25/47	110,464	80,095	(a)
NCUA Guaranteed Notes, 2010-A1 A	0.608%	12/7/20	295,059	295,369	(a)
New Century Home Equity Loan Trust, 2004-2 M2	0.870%	8/25/34	390,000	324,168	(a)
Option One Mortgage Loan Trust, 2003-1 A2	1.090%	2/25/33	244,895	197,187	(a)
RAAC Series, 2006-RP2 A	0.500%	2/25/37	94,908	70,453	(a)(b)
RAAC Series, 2006-RP3 A	0.520%	5/25/36	113,447	72,959	(a)(b)
RAAC Series, 2006-RP4 A	0.540%	1/25/46	167,619	127,832	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A	0.690%	8/25/33	121,940	113,935	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.750%	12/25/33	142,548	122,747	(a)
Residential Asset Securities Corp., 2002-KS4 AIIB	0.750%	7/25/32	49,284	27,435	(a)
SACO I Trust, 2005-10 1A	0.510%	6/25/36	70,466	33,519	(a)
SACO I Trust, 2005-2 A	0.450%	4/25/35	5,607	2,342	(a)(b)
SACO I Trust, 2005-8 A1	0.810%	11/25/35	36,973	26,342	(a)
SACO I Trust, 2005-WM3 A1	0.770%	9/25/35	20,087	9,027	(a)
Saxon Asset Securities Trust, 2002-1 AV1	0.750%	3/25/32	13,472	11,385	(a)
Sierra CLO Ltd., 2006-2A X	0.553%	1/22/13	80,000	78,816	(a)(b)(c)
SLC Student Loan Trust, 2005-2 A1	0.310%	3/15/18	26,494	26,473	(a)
SLM Student Loan Trust, 2004-4 A4	0.433%	1/25/19	96,681	96,325	(a)
Specialty Underwriting & Residential Finance Trust,
2003-BC1 A	0.930%	1/25/34	4,045	3,363	(a)
Structured Asset Investment Loan Trust, 2003-BC1
A2	0.930%	1/25/33	34,745	29,913	(a)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.680%	3/25/37	128,244	113,120	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,298,334)				3,544,669

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.3%
Banc of America Mortgage Securities Inc., 2003-F
1A1	2.748%	7/25/33	10,926	10,327	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Bear Stearns Alt-A Trust, 2004-11 1A2	1.090%	11/25/34	$22,534	$12,166	(a)
Bear Stearns ARM Trust, 2004-12 1A1	2.814%	2/25/35	41,645	34,398	(a)
Bear Stearns ARM Trust, 2005-6 1A1	2.934%	8/25/35	167,544	130,572	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-
AC5 A3	0.850%	10/25/33	141,088	132,012	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.484%	7/20/35	135,508	90,162	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.520%	1/25/36	152,668	101,276	(a)
Countrywide Alternative Loan Trust, 2006-OA22 A1	0.410%	2/25/47	343,108	223,306	(a)
Countrywide Home Loan Mortgage Pass-Through
Trust, 2001-HYB1 1A1	2.301%	6/19/31	27,161	25,829	(a)
Countrywide Home Loan Mortgage Pass-Through
Trust, 2002-26 A4	0.750%	12/25/17	29,853	28,481	(a)
Countrywide Home Loans, 2006-R2 AF1	0.670%	7/25/36	111,815	100,943	(a)(b)
Countrywide Home Loans Mortgage Pass-Through
Trust, 2006-3 2A1	0.500%	3/25/36	137,362	97,552	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.700%	6/25/34	108,347	94,299	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.961%	12/29/45	103,307	103,472	(a)(b)(c)
Federal National Mortgage Association (FNMA),
Grantor Trust, 2001-T1 A2	4.308%	10/25/40	166,995	172,865	(a)
Federal National Mortgage Association (FNMA),
Grantor Trust, 2002-T19 A4	3.936%	3/25/42	61,427	61,841	(a)
Federal National Mortgage Association (FNMA),
REMIC Trust, 1997-20 F	0.833%	3/25/27	71,836	71,648	(a)
Federal National Mortgage Association (FNMA),
REMIC Trust, 2003-124 F	0.550%	1/25/34	18,432	18,416	(a)
Federal National Mortgage Association (FNMA),
REMIC Trust, 2005-86 FC	0.550%	10/25/35	57,807	57,773	(a)
Federal National Mortgage Association (FNMA),
REMIC Trust, PAC, 2003-117 KF	0.650%	8/25/33	93,068	93,229	(a)
Federal National Mortgage Association (FNMA),
Whole Loan	0.600%	9/25/42	39,799	39,808	(a)
Federal National Mortgage Association (FNMA),
Whole Loan, 2003-W14 2A	4.223%	1/25/43	44,370	45,690	(a)
First Horizon Alternative Mortgage Securities,
2005-AA12 1A1	2.354%	2/25/36	137,861	98,000	(a)
Government National Mortgage Association
(GNMA), 2011-H07 FA	0.760%	2/20/61	73,700	73,700	(a)
Harborview Mortgage Loan Trust, 2005-08 1A2A	0.584%	9/19/35	302,838	210,786	(a)
Harborview Mortgage Loan Trust, 2005-13 2A12	1.024%	2/19/36	199,397	132,199	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.434%	11/19/46	108,101	64,109	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1A	0.404%	1/25/47	296,672	188,313	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1B	0.454%	1/25/47	237,338	56,568	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1C	0.424%	1/25/47	112,901	36,709	(a)
IMPAC CMB Trust, 2003-8 1A2	1.250%	10/25/33	19,010	18,272	(a)
IMPAC CMB Trust, 2005-7 A1	0.510%	11/25/35	173,602	102,504	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.050%	11/25/34	38,648	37,072	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.450%	5/25/36	38,559	18,396	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21
4A1	5.153%	10/25/35	175,201	144,275	(a)
Lehman Structured Securities Corp., 2005-1 A1	0.588%	9/26/45	35,352	24,872	(a)(b)
MASTR Alternative Loans Trust, PAC, 2003-7 7A1	0.650%	11/25/33	45,382	44,913	(a)
MASTR ARM Trust, 2003-6 5A1	2.404%	12/25/33	23,140	22,341	(a)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.636%	2/25/35	55,478	54,838	(a)
New York Mortgage Trust Inc., 2005-2 A	0.580%	8/25/35	103,467	92,961	(a)
Residential Asset Securitization Trust, PAC, 2003-
A11 A2	0.700%	11/25/33	20,482	19,526	(a)
Residential Asset Securitization Trust, PAC, 2004-
A2 1A3	0.650%	5/25/34	83,592	81,099	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.095%	9/20/32	4,365	4,226	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.914%	6/20/33	125,378	115,303	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Structured ARM Loan Trust, 2004-01 2A	0.560%	2/25/34	$7,637	$6,974	(a)
Structured ARM Loan Trust, 2004-07 A1	0.655%	6/25/34	11,931	9,703	(a)
Structured ARM Loan Trust, 2004-17 A1	1.165%	11/25/34	14,143	13,104	(a)
Structured Asset Mortgage Investments Inc., 2003-
AR2 A1	0.624%	12/19/33	51,574	46,202	(a)
Structured Asset Mortgage Investments Inc., 2005-
AR3 2A1	2.639%	8/25/35	16,131	13,873	(a)
Structured Asset Mortgage Investments Inc., 2005-
AR7 1A1	2.638%	12/27/35	90,588	53,518	(a)
Structured Asset Mortgage Investments Inc., 2005-
AR7 1A2	0.630%	12/27/35	90,542	15,879	(a)
Structured Asset Securities Corp., 1998-3 M1	1.250%	3/25/28	29,139	27,050	(a)
Structured Asset Securities Corp., 1998-8 M1	1.190%	8/25/28	64,163	52,186	(a)
Structured Asset Securities Corp., 2002-08A 7A1	1.997%	5/25/32	16,586	14,228	(a)
Structured Asset Securities Corp., 2002-16A 1A1	2.844%	8/25/32	61,840	62,546	(a)
Structured Asset Securities Corp., 2003-08 2A9	0.750%	4/25/33	9,020	8,469	(a)
Structured Asset Securities Corp., 2004-NP1 A	0.650%	9/25/33	42,315	39,551	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	4.823%	6/25/35	82,474	72,754	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.150%	3/25/44	12,768	12,619	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.889%	8/20/35	107,283	80,030	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2002-AR1 1A1	2.766%	11/25/30	45,541	41,396	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2004-AR2 A	1.712%	4/25/44	38,272	31,492	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2006-AR03 A1A	1.282%	5/25/46	143,855	85,110	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2006-AR10 1A1	5.846%	9/25/36	93,716	74,529	(a)
Washington Mutual Inc. Pass-Through Certificates,
2003-S6 2A8	0.650%	7/25/18	63,852	63,205	(a)
Washington Mutual Inc., Mortgage Pass-Through
Certificates, 2005-AR11 A1A	0.570%	8/25/45	185,155	159,075	(a)
Wells Fargo Mortgage Backed Securities Trust,
2004-Y 1A1	2.756%	11/25/34	82,440	81,777	(a)
Wells Fargo Mortgage Backed Securities Trust,
PAC, 2003-5 A4	0.650%	5/25/33	20,153	20,209	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,830,731)				4,472,526

COLLATERALIZED SENIOR LOANS - 2.1%
MATERIALS - 0.7%
Paper & Forest Products - 0.7%
Georgia-Pacific Corp., Term Loan B1	2.307 - 2.310%	12/21/12	158,341	158,467	(h)

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
NRG Holdings Inc., Term Loan	2.057 - 4.000%	2/1/13	37,384	37,226	(h)
NRG Holdings Inc., Term Loan	3.496 - 3.557%	8/31/15	246,260	247,819	(h)

TOTAL UTILITIES				285,045

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $438,934)				443,512

MORTGAGE-BACKED SECURITIES - 1.4%
FHLMC - 0.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.211%	1/1/27	69,927	72,366	(a)

FNMA - 1.1%
Federal National Mortgage Association (FNMA)	2.635%	9/1/35	208,167	220,140	(a)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $279,270)				292,506

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.7%
U.S. Government Agencies - 23.7%
Federal Farm Credit Bank (FFCB), Bonds	0.588%	4/27/11	360,000	360,099	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	0.198%	12/29/11	250,000	250,055	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 23.7% (continued)
Federal Home Loan Mortgage Corp. (FHLMC),
Notes	0.363%	4/1/11	$500,000	$500,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC),
Notes	0.214%	2/16/12	250,000	250,074	(a)
Federal Home Loan Mortgage Corp. (FHLMC),
Notes	1.170%	5/18/12	500,000	500,524
Federal Home Loan Mortgage Corp. (FHLMC),
Notes	0.625%	9/21/12	130,000	129,907
Federal Home Loan Mortgage Corp. (FHLMC), One
Year CMT ARM	2.385%	2/1/23	56,751	57,379	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One
Year CMT ARM	2.311%	4/1/26	122,806	128,067	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One
Year CMT ARM	2.736%	7/1/29	26,350	27,642	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One
Year CMT ARM	2.549%	8/1/30	38,940	41,082	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One
Year CMT ARM	2.469%	10/1/33	13,800	14,491	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One
Year LIBOR	2.836%	5/1/33	80,314	84,132	(a)
Federal National Mortgage Association (FNMA)	12.000%	4/20/16	65,155	75,305
Federal National Mortgage Association (FNMA),
Notes	0.273%	11/23/12	400,000	400,354	(a)
Federal National Mortgage Association (FNMA),
Notes	0.330%	12/3/12	250,000	250,411	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	1.856%	8/1/15	59,298	59,650	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	1.679%	4/1/20	71,589	71,788	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.444%	11/1/25	82,264	83,054	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.527%	1/1/26	135,128	142,834	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.495%	7/1/26	160,035	169,318	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.251%	5/1/28	418,379	433,800	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.520%	5/1/28	42,951	45,370	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.635%	9/1/30	68,089	71,888	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.374%	9/1/32	25,346	26,450	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.540%	1/1/33	6,216	6,256	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.465%	2/1/33	15,903	16,640	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.637%	5/1/33	18,123	19,027	(a)
Federal National Mortgage Association (FNMA),
One Year CMT ARM	2.636%	9/1/33	84,668	88,898	(a)
Federal National Mortgage Association (FNMA),
One Year LIBOR	2.398%	1/1/33	5,137	5,208	(a)
Federal National Mortgage Association (FNMA),
One Year LIBOR	2.618%	7/1/33	42,549	44,696	(a)
Federal National Mortgage Association (FNMA),
One Year LIBOR	2.961%	10/1/33	34,239	36,098	(a)
Federal National Mortgage Association (FNMA),
One Year LIBOR	2.520%	10/1/34	70,004	72,996	(a)
Federal National Mortgage Association (FNMA),
Six Month LIBOR	1.837%	4/1/33	75,037	75,810	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal National Mortgage Association (FNMA),
Six Month LIBOR	2.052%	5/1/33	$29,589	$30,725	(a)
Federal National Mortgage Association (FNMA),
Six Month LIBOR	2.061%	6/1/33	10,564	10,988	(a)
Federal National Mortgage Association (FNMA),
Six Month LIBOR	2.265%	10/1/34	157,351	163,911	(a)
Government National Mortgage Association
(GNMA) II, One Year CMT ARM	3.375%	5/20/26	47,641	49,560	(a)
Government National Mortgage Association
(GNMA) II, One Year CMT ARM	3.375%	5/20/32	12,884	13,403	(a)
Government National Mortgage Association
(GNMA) II, One Year CMT ARM	3.000%	1/20/35	76,978	79,792	(a)
Government National Mortgage Association
(GNMA) II, One Year CMT ARM	1.875%	2/20/35	99,214	102,106	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,917,970)				4,989,788

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
U.S. Treasury Notes, Inflation Indexed
(Cost - $80,649)	2.375%	1/15/17	81,890	92,388	(i)

			SHARES
COMMON STOCKS - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp. (Cost - $1,571)			76	2,812	*

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	4	0	*(c)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $22,659,528)				20,168,655

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agencies - 1.2%
Federal Home Loan Mortgage Corp. (FHLMC);
(Cost - $249,929)	0.170%	5/31/11	250,000	249,983	(j)

U.S. Government Obligations - 0.5%
U.S. Treasury Bills; (Cost - $109,776)	0.258%	1/12/12	110,000	109,820	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $359,705)				359,803

TOTAL INVESTMENTS - 97.6% (Cost - $23,019,233#)				20,528,458
Other Assets in Excess of Liabilities - 2.4%				510,049

TOTAL NET ASSETS - 100.0%				$21,038,507

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Securities are in default as of March 31, 2011.

(e)	Illiquid security.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	The maturity principal is currently in default as of March 31, 2011.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$6,180,514	$149,940	$6,330,454
Asset-backed securities	—	3,465,853	78,816	3,544,669
Collateralized mortgage obligations	—	4,369,054	103,472	4,472,526

Notes to Schedule of Investments (unaudited) (continued)

Collateralized senior loans	—	443,512	—		443,512
Mortgage-backed securities	—	292,506	—		292,506
U.S. government & agency obligations	—	4,989,788	—		4,989,788
U.S. treasury inflation protected securities	—	92,388	—		92,388
Common stocks	$2,812	—	—		2,812
Warrants	—	—	0	*	0	*

Total long-term investments	$2,812	$19,833,615	$332,228		$20,168,655

Short-term investments†	—	359,803	—		359,803

Total investments	$2,812	$20,193,418	$332,228		$20,528,458

Other financial instruments:
Futures contracts	$6,675	—	—		6,675

Total	$9,487	$20,193,418	$332,228		$20,535,133

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	WARRANTS		TOTAL
Balance as of December 31, 2010	—	$88,407	—	$0	*	$88,407
Accrued premiums/discounts	—	342	—	—		342
Realized gain(loss)(1)	—	337	—	—		337
Change in unrealized appreciation (depreciation)(2)	$(60)	(270)	—	—		(330)
Net purchases (sales)	150,000	(10,000)	—	—		140,000
Transfers into Level 3	—	—	$103,472	—		103,472
Transfers out of Level 3	—	—	—	—		—

Balance as of March 31, 2011	$149,940	$78,816	$103,472	$0	*	$332,228

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)	$(60)	$(270)	—	—		$(330)

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, commodities or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(f) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$234,403
Gross unrealized depreciation	(2,725,178)

Net unrealized depreciation	$(2,490,775)

At March 31, 2011, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Buy:
90-Day Eurodollar	9	3/12	$2,225,642	$2,230,762	$5,120
U.S. Treasury 2-Year Notes	6	6/11	1,307,910	1,308,750	840

Notes to Schedule of Investments (unaudited) (continued)

U.S. Treasury 5-Year Notes	6	6/11	700,019	700,734	715

Net unrealized gain on open futures contracts					$6,675

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2011.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest Rate Contracts	$6,675

During the period ended March 31, 2011, the volume of derivative activity for the Portfolio was as follows:

Average market value
Futures contracts (to buy)	$4,250,812

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011